Capital Management and Risk Policies - Summary of Exposure to Foreign Exchange Risk as of Year End by Type of Currency (Detail) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Foreign Exchange Risk Factor [Line items]
Derivatives	$ 18,340,612	$ 10,092,756
Currency risk
Disclosure of Foreign Exchange Risk Factor [Line items]
Financial assets	15,202,776	12,686,064
Financial liabilities	(14,855,902)	(12,191,814)
Derivatives	266,740	373,047
Net Position	613,614	867,297
US$ | Currency risk
Disclosure of Foreign Exchange Risk Factor [Line items]
Financial assets	15,130,566	12,648,174
Financial liabilities	(14,824,149)	(12,172,223)
Derivatives	266,740	373,047
Net Position	573,157	848,998
Euro | Currency risk
Disclosure of Foreign Exchange Risk Factor [Line items]
Financial assets	63,443	31,937
Financial liabilities	(27,317)	(18,260)
Derivatives	0	0
Net Position	36,126	13,677
Canadian Dollar | Currency risk
Disclosure of Foreign Exchange Risk Factor [Line items]
Financial assets	895	2,368
Financial liabilities	(737)	(62)
Derivatives	0	0
Net Position	158	2,306
Real | Currency risk
Disclosure of Foreign Exchange Risk Factor [Line items]
Financial assets	558	462
Financial liabilities	0	0
Derivatives	0	0
Net Position	558	462
Swiss Franc | Currency risk
Disclosure of Foreign Exchange Risk Factor [Line items]
Financial assets	50	474
Financial liabilities	(640)	(495)
Derivatives	0	0
Net Position	(590)	(21)
Others | Currency risk
Disclosure of Foreign Exchange Risk Factor [Line items]
Financial assets	7,264	2,649
Financial liabilities	(3,059)	(774)
Derivatives	0	0
Net Position	$ 4,205	$ 1,875